Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Salary payable	$ 1,860	$ 1,477
Investment of potential company	250	0
Others	12	150
Total	$ 2,122	$ 1,627